[Logo – American Funds®]

American High-Income Trust
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

December 7, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	American High-Income Trust
File Nos. 033-17917 and 811-05364

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2009 of the Registrant's Post-Effective Amendment No. 34 under the Act and Amendment No. 37 under the Investment Company Act of 1940.

Sincerely,

/s/ Kimberly S. Verdick
Kimberly S. Verdick